Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax reconciliation [abstract]
Income (loss) before income tax	$ 557.0	$ 120.7	$ (205.8)
Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%	(189.4)	(41.0)	70.0
Tax on profits of overseas subsidiaries	(120.8)	(8.2)	(76.8)
Transfer Pricing and Thin Capitalization	0.0	(1.5)	(2.6)
Functional currency effect of the non-monetary assets	(326.1)	132.4	134.4
Research and development tax incentives	3.4	16.6	4.0
Currency effect of the result	359.5	(140.7)	(116.4)
Equity in the earnings of subsidiaries	(1.4)	3.8	2.7
Non-reconized DTA on tax losses carryfoward	5.9	(40.4)	(125.4)
Diferent tax rates in subsidiaries	81.1	110.5	33.2
Others	(14.6)	12.1	79.2
Total income tax expense	(13.0)	84.6	(67.7)
Income tax and social contribution income (expense) benefit as reported	(202.4)	43.6	2.3
Current income tax and social contribution expense as reported	(90.4)	(109.0)	(84.5)
Deferred income tax and social contribution income (expense) benefit as reported	$ (112.0)	$ 152.6	$ 86.8
Effective rate	(36.30%)	36.10%	(1.10%)